Fair Value of Financial Instruments and Derivative Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Financial Instruments And Derivative Insturments
Derivative Instruments and Hedging Activities Disclosure
Fair Value of Financial Instruments and Derivatives Instruments

Cash and cash equivalents and restricted cash and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Company believes the terms of its loans are similar to those that could be procured as of December 31, 2019. The fair value of the long-term debt is disclosed in Note 6.

Derivative instruments

The Company in December 2019, entered into a bunker fuel contract for the period January to December 2020 for 12,000 tonnes per annum or 1,000 tonnes per month to sell the spread differential between the price per ton of the 0.5% and 3.5% sulfur content fuel respectively, with the objective of reducing the risk arising from changes in the price of the bunkers its vessels consume. The Company’s bunker fuel contract does not qualify for hedge accounting. The Company determines the fair market value of the bunker fuel contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of operations.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:
Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019
Bunker Fuel	Derivative liabilities / Current liabilities	$—	$—	$—	$121

	Total Derivatives	$—	$—	$—	$121

	Amount of Gain/(Loss) Recognized on Derivatives Year ended December 31,
	2017	2018	2019
Interest Rate Contracts	$72	$18	$—
Bunker Fuel Contracts	$—	$—	$(121)
Net Gain/(Loss) Recognized	$72	$18	$(121)

The gain or loss is recognized in the consolidated statement of operations and is presented in Other (Expense)/Income – Gain/(Loss) on derivatives.

The Company’s bunker fuel derivative instruments were receive-fixed, pay-variable swaps based on the difference in price between various categories of bunker fuels. The fair value of the bunker fuel swaps is determined using a discounted cash flow approach based on the market rate of such price difference at the time of such valuation and take into account the credit risk of the counterparty financial institutions. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2018 and 2019.

	Significant Other Observable Inputs (Level 2)
	December 31,
	2018	2019
Derivative instruments – asset position	$—	$—
Derivative instruments – liability position	—	121

Asset Measured at Fair Value on a Non-Recurring Basis

The following tables summarize the valuation of assets measured at fair value on a non-recurring basis during the year ended December 31, 2017.

	Significant Other Observable Inputs (Level 2)	Loss
	December 31, 2017	December 31, 2017
M/V Panayiota K	$21,600	$29,892
M/V Efrossini	21,375	12,959
M/V Venus History	23,750	19,705
M/V Andreas K	20,450	28,737
Total	$87,175	$91,293

As a result of the impairment analysis performed for the year ended December 31, 2017, four of the Company’s vessels with a carrying amount of $178,468 were written down to their estimated fair value as of December 31, 2017, as determined by the Company based on vessel valuations for the vessels, obtained from independent third party shipbrokers, resulting in an impairment charge of $91,293. This impairment charge is presented in the accompanying consolidated statement of operations under the caption “Impairment loss” for the year ended December 31, 2017. No impairment charge was recorded for the year ended December 31, 2018 and 2019.